Notes Receivable (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 06, 2020	Nov. 02, 2018	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Mar. 10, 2021	Apr. 30, 2020	Dec. 31, 2018	Sep. 28, 2018
Notes Receivable (Textual)
Principal balance				$ 23,500	$ 200,000
Debt instrument terms in days, description		30 days
Notes receivable purchase price							$ 30,000
Bad debt recovery				9,000	13,500
Subsequent Event [Member]
Notes Receivable (Textual)
Notes receivable						$ 23,500
Promissory Note Receivable Agreement [Member]
Notes Receivable (Textual)
Principal balance		$ 50,000							$ 200,000
Notes receivable									$ 100,000
Remaining balance of promissory note receivable			$ 100,000
Interest rate									6.00%
Deposit and credit towards the acquisition of the assets		$ 50,000
Allowance for doubtful account and bad debt								$ 50,000
Promissory Note Receivable Agreement [Member] | Maximum [Member]
Notes Receivable (Textual)
Interest rate		18.00%
Promissory Note Receivable Agreement [Member] | Minimum [Member]
Notes Receivable (Textual)
Interest rate		10.00%
Purchase Agreement [Member]
Notes Receivable (Textual)
Principal balance				146,500
Allowance for doubtful account and bad debt				174,376
Notes receivable and related interest receivable aggregate balances					277,305
Notes receivable purchase price				30,000	$ 277,305
Convertible Series B preferred stock (in Shares)	10,420
Interest receivable				$ 27,876